BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Schedule of new and revised standards and interpretations already issued and not yet adopted

Review of Technical Pronouncement No.	Revised standards	Changes	Applicable from
17	IFRS 9; IAS 39; IFRS 7; IFRS 4; and IFRS 16

Addition of new disclosure requirements on the effects brought about by the benchmark interest rate reform (LIBOR).

This amendment to the standard includes temporary exceptions to the current requirements of hedge accounting to neutralize the effects of uncertainties caused by the reform of the reference interest rate (LIBOR). This change did not have a material impact on the consolidated financial statements.

01/01/2021
18	IFRS 16

A lease must apply the COVID-19 Related Benefit Granted in Lease Agreements, recognizing the cumulative effect of the initial application as an adjustment to the opening balance of retained earnings at the beginning of the period in which the lessee first applies the revision. The lessee does not need to disclose the information required by item 28 (f) of IAS 8 – Accounting Policies, Change in Estimate and Error Rectification.

This amendment to the standard includes temporary exceptions to the current requirements of hedge accounting to neutralize the effects of uncertainties caused by the reform of the reference interest rate (LIBOR). This change did not have a material impact on the consolidated financial statements.

01/01/2021

Review of Technical
Pronouncement			Applicable
No.	Revised standards	Changes	from
19	IAS 16

The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from the sale of items produced before the asset is available for use, that is, resources to bring the asset to the location and condition necessary for it to be capable of operating in the manner intended by the Management.

01/01/2022
19	IAS 37

The amendments specify that the ‘performance cost’ of the contract comprises the ‘costs directly related to the contract’. The amendments apply to contracts for which the entity has not yet fulfilled all of its obligations at the beginning of the annual period in which the entity applies the changes for the first time.

01/01/2022
19	IFRS 3

The amendments make IFRS 3 refer to the 2018 Conceptual Framework rather than the 1989 Framework. In addition, they include a requirement that, for obligations within the scope of IAS 37, the purchaser applies IAS 37 to determine whether there is a present obligation at the acquisition date as a result of events past.

01/01/2022
19	IFRS 1

The amendments indicate that the subsidiary using the exemption in item D16(a) may choose, in its financial statements, measure the accumulated translation differences for all operations abroad at the carrying amount that would be included in the parent company’s consolidated statement, if no adjustments are made to the consolidation procedures and the effects of the combination of business in which the parent acquired the subsidiary.

01/01/2022
19	IFRS 9

The amendments clarify that in determining fees paid net of fees received, the debtor includes only fees paid or received between debtor and creditor, including fees paid or received by the debtor or creditor on behalf of the other.

01/01/2022

Schedule of subsidiaries

	12/31/2021		12/31/2020
	Participation		Participation
	Direct	Indirect	Direct	Indirect
Subsidiaries
Eletronuclear	99.95%	—	99.95%	—
CGT Eletrosul	99.89%	—	99.89%	—
Chesf	99.58%	—	99.58%	—
Furnas	99.56%	—	99.56%	—
Eletronorte	99.66%	—	99.66%	—
Eletropar	83.71%	—	83.71%	—
Brasil Ventos Energia S.A.	—	99.56%	—	99.56%
Transenergia Goiás S.A.	—	99.56%	—	99.44%
Amazonas GT (a)	—	—		99.48%
Livramento Holding S.A. (b)	—	78.00%	—	78.00%
Joint operations (consortia)
Consórcio Energético Cruzeiro do Sul	—	49.00%	—	49.00%

Complexo Eólico Pindaí I (c)
Angical 2 Energia S.A	—	—	—	99.96%
Caititu 2 Energia S.A.	—	—	—	99.96%
Caititu 3 Energia S.A.	—	—	—	99.96%
Carcará Energia S.A	—	—	—	99.96%
Corrupião 3 Energia S.A.	—	—	—	99.96%
Teiú 2 Energia S.A.	—	—	—	99.95%
Acauã Energia S.A	—	—	—	99.93%
Arapapá Energia S.A.	—	—	—	99.90%

Complexo Eólico Pindaí II (c)
Coqueirinho 2 Energia S.A.	—	—	—	99.98%
Papagaio Energia S.A.	—	—	—	99.96%

Complexo Eólico Pindaí III(c)
Tamanduá Mirim 2 Energia S.A.	—	—	—	83.01%
(a)In July 2021, Amazonas GT was merged into Eletronorte;
(b)Company classified as held for sale, see note 46; and
(c)In March 2021, the SPEs from Complexo Eólico Pindaí I, II and III were merged into Chesf.